Share-based Compensation - Summary of Share Based Compensation Expense (Recovery) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 3,126	$ (1,282)
Share options - amortization [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,786	2,182
Performance share units - amortization [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,015	736
Change in fair value of deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 325	$ (4,200)